Segment information	12 Months Ended
Dec. 31, 2024
Segment information
Segment information

6 Segment information

The Group has reviewed its assessment of reportable segments under IFRS 8 ‘Operating Segments’ and concluded that the Group continues to have one reportable segment.

This determination is considered to be a Key Judgement and this judgement has been taken with reference to the following factors:

1 The level of integration across the different functions of the Group’s pharmaceutical business:

AstraZeneca is engaged in a single business activity of pharmaceuticals and the Group does not have multiple operating segments. AstraZeneca’s pharmaceuticals business consists of the discovery and development of new products, which are then manufactured, marketed and sold. All of these functional activities take place (and are managed) globally on a highly integrated basis. These individual functional areas are not managed separately.

2 The identification of the Chief Operating Decision Maker (CODM) and the nature and extent of the financial information reviewed by the CODM:

The SET, established and chaired by the CEO, is the vehicle through which the CEO exercises the authority delegated to him from the Board for the management, development and performance of AstraZeneca as a whole. It is considered that the SET is AstraZeneca’s Chief Operating Decision Making body (as defined by IFRS 8). The operation of the SET is principally driven by the management of the Commercial operations, R&D, manufacturing and supply and enabling functions. All significant operating decisions are undertaken by the SET. While members of the SET have responsibility for implementation of decisions in their respective areas, operating decision making is at SET level as a whole. Where necessary, these are implemented through cross-functional sub-committees that consider the Group-wide impact of a new decision. For example, product launch decisions would be initially considered by the SET and, on approval, passed to an appropriate sub team for implementation. The ability of the enterprise to develop, produce, deliver and commercialise a wide range of pharmaceutical products are central to the SET decision-making process.

In assessing performance, the SET reviews financial information on an integrated basis for the Group as a whole, substantially in the form of, and on the same basis as, the Group’s IFRS Financial Statements. The high upfront cost of discovering and developing new products, coupled with the relatively insignificant and stable unit cost of production, means that there is not the clear link that exists in many manufacturing businesses between the revenue generated on an individual product sale and the associated cost and hence margin generated on a product. Consequently, the profitability of individual drugs or classes of drugs is not considered a key measure of performance for the business and is not monitored by the SET. The focus of additional financial information reviewed is at brand sales and Gross Margin level within specific geographies. Expenditure analysis is completed for the science units, operations and enabling functions; there is no allocation of these centrally-managed Group costs to the individual product or brands. The bonus of SET members’ continues to be derived from the Group scorecard outcome as discussed in our Directors’ Remuneration Report.

3 How resources are allocated:

Resources are allocated on a Group-wide basis according to need. In particular, capital expenditure, in-licensing, and R&D resources are allocated between activities on merit, based on overall therapeutic considerations and strategy under the aegis of the Group’s Early-Stage Product Committees and Late-Stage Product Committees.

Geographic areas

The following table shows information for Total Revenue by geographic area and material countries. Product Sales by geographic area are included in the country/region where the legal entity resides and from which those sales were made. The additional tables show the Operating profit and Profit before tax made by companies located in that area, together with Non-current assets, Total assets, Assets acquired, Net operating assets, and Property, plant and equipment owned by the same companies.

			Total Revenue
	2024	2023	2022
	$m	$m	$m
UK	4,740	3,368	3,117

Rest of Europe
France	1,283	1,152	1,107
Germany	2,524	2,099	1,902
Italy	949	813	735
Spain	994	847	738
Sweden	2,290	1,704	1,721
Others	3,663	3,110	2,706
	11,703	9,725	8,909
The Americas
Canada	937	967	1,166
US	21,806	18,121	17,278
Others	2,246	1,683	1,175
	24,989	20,771	19,619
Asia, Africa & Australasia
Australia	439	390	571
China	6,419	5,872	5,743
Japan	3,452	3,640	3,986
Others	2,331	2,045	2,406
	12,641	11,947	12,706
Total Revenue	54,073	45,811	44,351

Total Revenue outside of the UK totalled $49,333m for the year ended 31 December 2024 (2023: $42,443m; 2022: $41,234m).

		Operating profit/(loss)			Profit/(loss) before tax
	2024	2023	2022	2024	2023	2022
	$m	$m	$m	$m	$m	$m
UK	2,680	665	1,120	1,349	(577)	272
Rest of Europe	5,924	4,885	2,945	6,057	4,999	2,709
The Americas	423	1,495	(954)	318	1,328	(1,140)
Asia, Africa & Australasia	976	1,148	646	967	1,149	660
Continuing operations	10,003	8,193	3,757	8,691	6,899	2,501

		Non-current assets		[1,2]			Total assets
	2024	2023	2022		2024	2023	2022
	$m	$m	$m		$m	$m	$m
UK	8,699	8,626	8,208		20,139	19,616	16,786
Rest of Europe	30,654	32,905	34,301		37,884	40,638	40,669
The Americas	28,730	26,524	25,425		38,544	34,754	32,990
Asia, Africa & Australasia	2,181	910	929		7,468	6,111	6,038
Continuing operations	70,264	68,965	68,863		104,035	101,119	96,483

			Assets acquired	[3]		Net operating assets		[4]
	2024	2023	2022		2024	2023	2022
	$m	$m	$m		$m	$m	$m
UK	582	812	2,301		7,173	5,275	3,863
Rest of Europe	2,225	1,770	522		30,852	32,920	32,726
The Americas	3,925	1,925	421		24,501	22,746	23,290
Asia, Africa & Australasia	1,394	117	51		2,602	1,405	1,895
Continuing operations	8,126	4,624	3,295		65,128	62,346	61,774

1	Non-current assets exclude Deferred tax assets and Derivative financial instruments.
2	In 2023, the Group revised the presentation of Non-current assets to exclude certain financial assets and post-employment benefit assets which previously had been included in this disclosure. This resulted in a decrease in 2022 of $1,690m.
3	Included in Assets acquired are those assets that are expected to be used during more than one period (Property, plant and equipment, Goodwill and Intangible assets) and include those acquired through business combinations (Note 27).
4	Net operating assets exclude short-term investments, cash, short-term borrowings, loans, Derivative financial instruments, Retirement benefit obligations and non-operating receivables and payables.

		Property, plant and equipment
	2024	2023	2022
	$m	$m	$m
UK	2,847	2,831	2,526
Ireland	1,323	1,164	1,040
Sweden	1,692	1,678	1,472
US	2,856	2,371	2,176
Rest of the world	1,534	1,358	1,293
Continuing operations	10,252	9,402	8,507

Geographic markets

The table below shows Product Sales in each geographic market in which customers are located.

	2024	2023	2022
	$m	$m	$m
UK	1,314	978	996
Rest of Europe	10,686	8,201	7,503
The Americas	25,081	20,855	20,126
Asia, Africa & Australasia	13,857	13,755	14,373
Continuing operations	50,938	43,789	42,998

Product Sales are recognised when control of the goods has been transferred to a third party. A significant proportion of this is upon delivery of the products to wholesalers. One wholesaler (2023: one; 2022: one) individually represented greater than 10% of Product Sales. The value of Product Sales to this wholesaler was $7,567m (2023: $6,513m; 2022: $5,387m).